Condensed Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension and other postretirement benefit plans obligations tax	$ 80	$ 72	$ 9
Gain on investments tax	26	3	0
Other Postretirement Benefit Plans Defined Benefit [Member] | Amounts Reclassified From Other Comprehensive Income [Member]
Pension and other postretirement benefit plans obligations tax	3
Unrecognized net gain, income tax benefit (expense)	10
Transfer to regulatory account of income	0
Other Postretirement Benefit Plans Defined Benefit [Member] | Other Comprehensive Income Before Reclassifications [Member]
Pension and other postretirement benefit plans obligations tax	35
Gain on investments tax	0
Transfer to regulatory account of income	22
Other Pension Plans Defined Benefit [Member] | Amounts Reclassified From Other Comprehensive Income [Member]
Pension and other postretirement benefit plans obligations tax	0
Unrecognized net gain, income tax benefit (expense)	0
Transfer to regulatory account of income	0
Other Pension Plans Defined Benefit [Member] | Other Comprehensive Income Before Reclassifications [Member]
Pension and other postretirement benefit plans obligations tax	0
Gain on investments tax	26
Transfer to regulatory account of income	0
Defined Benefits Plan Pension [Member] | Amounts Reclassified From Other Comprehensive Income [Member]
Pension and other postretirement benefit plans obligations tax	45
Unrecognized net gain, income tax benefit (expense)	8
Transfer to regulatory account of income	54
Defined Benefits Plan Pension [Member] | Other Comprehensive Income Before Reclassifications [Member]
Pension and other postretirement benefit plans obligations tax	804
Gain on investments tax	0
Transfer to regulatory account of income	790
Pacific Gas And Electric Company [Member]
Pension and other postretirement benefit plans obligations tax	$ 75	$ 73	$ 4